Interim Condensed Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 297	$ 248	$ 836	$ 669
Other operating income			1
Service costs	(30)	(27)	(81)	(74)
Selling, general and administrative expenses	(96)	(79)	(279)	(221)
Depreciation	(37)	(30)	(102)	(89)
Amortization	(17)	(12)	(46)	(34)
Impairment	(3)		(6)	(2)
Loss on disposal of non-current assets		(1)	(1)	(1)
Listing expense	(162)		(162)
Operating profit/(loss)	(48)	99	160	248
Finance costs	(18)	(20)	(57)	(62)
Finance income	2	10	13	26
Other non-operating (loss)/gain, net	(6)	(1)	(8)
Net foreign exchange (loss)/gain, net	(1)	14	(21)	24
Profit/(loss) before tax	(71)	102	87	236
Income tax expense	(18)	(20)	(53)	(46)
Profit/(loss) for the period	$ (89)	$ 82	$ 34	$ 190
Basic earnings/(loss) per share (in Dollars per share)	$ (0.41)	$ 0.4	$ 0.16	$ 0.92
Diluted earnings/(loss) per share (in Dollars per share)	$ (0.41)	$ 0.4	$ 0.16	$ 0.92
Weighted average shares outstanding:
Basic (in Shares)	219,297,286	206,942,440	211,075,863	206,942,440	206,942,440
Diluted (in Shares)	219,297,286	206,942,440	211,075,863	206,942,440	206,942,440
VEON Holdings B.V.
Service revenues					$ 915	$ 911
Other revenues					4	4
Revenue					919	915
Other operating income					1	1
Service costs					(100)	(94)
Selling, general and administrative expenses					(305)	(284)
Depreciation					(118)	(127)
Amortization					(45)	(49)
Impairment					(3)	(1)
Loss on disposal of non-current assets					(1)	2
Operating profit/(loss)					348	363
Finance costs					(82)	(82)
Finance income					40	35
Other non-operating (loss)/gain, net					2	(8)
Net foreign exchange (loss)/gain, net					39	38
Profit/(loss) before tax					347	346
Income tax expense					(64)	(65)
Profit/(loss) for the period					$ 283	$ 281